Machinery, equipment and improvements on leased assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Machinery, equipment and improvements on leased assets
7.	Machinery, equipment and improvements on leased assets

As of December 31, 2019, 2020 and 2021, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2019		Additions		Disposals		Currency translation effect		Balance as of December 31, 2019
Investment:
Machinery and equipment	Ps.	2,666,532	Ps.	224,218	Ps.	(39,546)	Ps.	(12,481)	Ps.	2,838,723
Office furniture and equipment		301,326		60,415		(12,209)		(1,965)		347,567
Computer equipment		814,463		133,162		(30,576)		(6,301)		910,748
Transportation equipment		58,095		17,585		(1,178)		(785)		73,717
Communication equipment		31,154		1,261		(2,823)		—		29,592
Improvements on leased assets		71,583		764		—		—		72,347
Total investment		3,943,153		437,405		(86,332)		(21,532)		4,272,694
Accumulated depreciation:
Machinery and equipment		(1,239,704)		(260,223)		37,221		17,968		(1,444,738)
Office furniture and equipment		(136,265)		(26,821)		11,059		1,388		(150,639)
Computer equipment		(586,036)		(136,589)		26,949		10,912		(684,764)
Transportation equipment		(39,859)		(10,210)		1,023		387		(48,659)
Communication equipment		(18,344)		(2,274)		2,663		—		(17,955)
Improvements on leased assets		(16,712)		(3,543)		—		—		(20,255)
Total accumulated depreciation		(2,036,920)		(439,660)		78,915		30,655		(2,367,010)
Net amounts	Ps.	1,906,233	Ps.	(2,255)	Ps.	(7,417)	Ps.	9,123	Ps.	1,905,684

	Balance as of January 1, 2020		Additions		Disposals		Currency translation effect		Balance as of December 31, 2020
Investment:
Machinery and equipment	Ps.	2,838,723	Ps.	596,729	Ps.	(156,335)	Ps.	62,524	Ps.	3,341,641
Office furniture and equipment		347,567		19,308		(900)		2,991		368,966
Computer equipment		910,748		160,764		(12,237)		20,326		1,079,601
Transportation equipment		73,717		36,226		(7,715)		1,573		103,801
Communication equipment		29,592		530		(428)		—		29,694
Improvements on leased assets		72,347		—		(14,393)		—		57,954
Total investment		4,272,694		813,557		(192,008)		87,414		4,981,657
Accumulated depreciation:
Machinery and equipment		(1,444,738)		(298,406)		32,604		(28,336)		(1,738,876)
Office furniture and equipment		(150,639)		(28,847)		866		(1,579)		(180,199)
Computer equipment		(684,764)		(141,593)		12,236		(843)		(814,964)
Transportation equipment		(48,659)		(15,464)		6,727		(413)		(57,809)
Communication equipment		(17,955)		(2,116)		424		—		(19,647)
Improvements on leased assets		(20,255)		(3,675)		—		—		(23,930)
Total accumulated depreciation		(2,367,010)		(490,101)		52,857		(31,171)		(2,835,425)
Net amounts	Ps.	1,905,684	Ps.	323,456	Ps.	(139,151)	Ps.	56,243	Ps.	2,146,232

	Balance as of January 1, 2021		Additions		Disposals		Currency translation effect		Balance as of December 31, 2021
Investment:
Machinery and equipment	Ps.	3,341,641	Ps.	978,160	Ps.	(63,035)	Ps.	31,600	Ps.	4,288,366
Office furniture and equipment		368,966		53,795		(49,003)		887		374,645
Computer equipment		1,079,601		405,069		(66,536)		8,607		1,426,741
Transportation equipment		103,801		16,717		(8,161)		603		112,960
Communication equipment		29,694		29,511		(1,000)		—		58,205
Improvements on leased assets		57,954		59,829		—		—		117,783
Total investment		4,981,657		1,543,081		(187,735)		41,697		6,378,700
Accumulated depreciation:
Machinery and equipment		(1,738,876)		(341,394)		52,447		(25,960)		(2,053,783)
Office furniture and equipment		(180,199)		(27,370)		14,549		(1,575)		(194,595)
Computer equipment		(814,964)		(136,602)		49,043		(7,233)		(909,756)
Transportation equipment		(57,809)		(19,127)		3,380		(785)		(74,341)
Communication equipment		(19,647)		(2,269)		610		—		(21,306)
Improvements on leased assets		(23,930)		(6,769)		—		—		(30,699)
Total accumulated depreciation		(2,835,425)		(533,531)		120,029		(35,553)		(3,284,480)
Net amounts	Ps.	2,146,232	Ps.	1,009,550	Ps.	(67,706)	Ps.	6,144	Ps.	3,094,220

As of December 31, 2019, 2020 and 2021, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2019		December 31, 2020		December 31, 2021
Net amounts:
Machinery and equipment	Ps.	1,393,985	Ps.	1,602,765	Ps.	2,234,583
Office furniture and equipment		196,928		188,767		180,050
Computer equipment		225,984		264,637		516,985
Transportation equipment		25,058		45,992		38,619
Communication equipment		11,637		10,047		36,899
Improvements on leased assets		52,092		34,024		87,084
Total amounts	Ps.	1,905,684	Ps.	2,146,232	Ps.	3,094,220

As of December 31, 2021, the Company has several buildings under operating leases for office use. In Note 31, the costs and obligations under these leases are disclosed.